Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (97.2%)
Communication Services (3.7%)
*,1	Yelp Inc.	96,978	4,033
*,1	Match Group Inc.	87,876	3,443
*,1	Playtika Holding Corp.	290,619	2,799
*,1	Clear Channel Outdoor Holdings Inc.	1,442,249	2,279
*,1	Cinemark Holdings Inc.	118,554	2,175
*,1	TripAdvisor Inc.	80,256	1,331
*	Alphabet Inc. Class C	9,272	1,222
*,1	ZipRecruiter Inc. Class A	90,536	1,085
*	ZoomInfo Technologies Inc.	29,365	482
	Iridium Communications Inc.	8,296	377
			19,226
Consumer Discretionary (10.8%)
[1]	Toll Brothers Inc.	50,833	3,760
*	Expedia Group Inc.	35,663	3,676
*,1	Everi Holdings Inc.	268,700	3,552
[1]	Travel & Leisure Co.	94,406	3,467
[1]	Boyd Gaming Corp.	56,217	3,420
[1]	Perdoceo Education Corp.	199,049	3,404
*,1	Beazer Homes USA Inc.	136,519	3,401
*,1	Tri Pointe Homes Inc.	109,647	2,999
*,1	MGM Resorts International	78,651	2,891
*,1	Taylor Morrison Home Corp.	66,608	2,838
*	Dave & Buster's Entertainment Inc.	60,644	2,248
*,1	Skyline Champion Corp.	34,416	2,193
*	Stride Inc.	37,523	1,690
*	Shake Shack Inc. Class A	28,975	1,682
*	Caesars Entertainment Inc.	35,682	1,654
	General Motors Co.	47,054	1,551
[1]	Macy's Inc.	133,152	1,546
*	Mohawk Industries Inc.	16,848	1,446
*	Sally Beauty Holdings Inc.	156,697	1,313
*	Grand Canyon Education Inc.	10,299	1,204
*	frontdoor Inc.	36,929	1,130
*	Hovnanian Enterprises Inc. Class A	9,958	1,012
	PVH Corp.	13,217	1,011
[1]	Buckle Inc.	28,754	960
*	Green Brick Partners Inc.	14,201	589
*,1	Penn Entertainment Inc.	21,134	485
	Lowe's Cos. Inc.	2,179	453
	Golden Entertainment Inc.	11,223	384
	Dine Brands Global Inc.	7,486	370
			56,329

		Shares	Market Value ($000)
Consumer Staples (4.4%)
[1]	Primo Water Corp.	251,029	3,464
[1]	Coca-Cola Consolidated Inc.	5,253	3,342
	Target Corp.	22,716	2,512
	PriceSmart Inc.	30,708	2,285
	Altria Group Inc.	39,682	1,669
	SpartanNash Co.	71,330	1,569
[1]	Kroger Co.	34,618	1,549
*,1	United Natural Foods Inc.	102,454	1,449
[1]	Ingles Markets Inc. Class A	16,766	1,263
[1]	Archer-Daniels-Midland Co.	14,172	1,069
	Andersons Inc.	12,952	667
	John B Sanfilippo & Son Inc.	5,939	587
	Energizer Holdings Inc.	17,041	546
*	Hain Celestial Group Inc.	43,189	448
*,1	Herbalife Ltd.	30,143	422
			22,841
Energy (6.2%)
[1]	Liberty Energy Inc.	230,617	4,271
*,1	US Silica Holdings Inc.	302,655	4,249
*,1	Par Pacific Holdings Inc.	117,799	4,234
	Valero Energy Corp.	26,032	3,689
[1]	Marathon Petroleum Corp.	20,476	3,099
*,1	Weatherford International plc	28,721	2,594
*	Nabors Industries Ltd. (XNYS)	20,739	2,554
	Select Water Solutions Inc.	248,478	1,975
*	ProPetro Holding Corp.	181,297	1,927
[1]	Helmerich & Payne Inc.	43,780	1,846
	DHT Holdings Inc.	94,893	977
	Dorian LPG Ltd.	24,286	698
			32,113
Financials (13.8%)
[1]	MGIC Investment Corp.	239,233	3,993
[1]	W R Berkley Corp.	60,886	3,866
[1]	Essent Group Ltd.	80,773	3,820
[1]	CNO Financial Group Inc.	158,448	3,760
[1]	Equitable Holdings Inc.	131,257	3,726
	Affiliated Managers Group Inc.	27,458	3,579
[1]	OFG Bancorp	118,485	3,538
[1]	Fifth Third Bancorp	134,202	3,399
	Synchrony Financial	105,009	3,210
	Bank of NT Butterfield & Son Ltd.	110,111	2,982
[1]	Citigroup Inc.	69,241	2,848
[1]	Westamerica BanCorp.	65,522	2,834
[1]	American Financial Group Inc.	23,443	2,618
*	Mr Cooper Group Inc.	44,493	2,383
[1]	Virtu Financial Inc. Class A	108,300	1,870
	Banner Corp.	43,244	1,833
	Pathward Financial Inc.	36,257	1,671
	S&T Bancorp Inc.	61,489	1,665
[1]	Lincoln National Corp.	67,013	1,654
*	Skyward Specialty Insurance Group Inc.	59,118	1,617
	Loews Corp.	22,771	1,442
[1]	Radian Group Inc.	52,234	1,312
	Synovus Financial Corp.	45,816	1,274
[1]	Central Pacific Financial Corp.	64,969	1,084
*	NMI Holdings Inc. Class A	33,495	907

		Shares	Market Value ($000)
[1]	American International Group Inc.	14,652	888
*	Customers Bancorp Inc.	22,403	772
	Truist Financial Corp.	26,535	759
*	PayPal Holdings Inc.	12,468	729
[1]	International Bancshares Corp.	16,323	707
*	Genworth Financial Inc. Class A	119,546	700
*	Palomar Holdings Inc.	12,613	640
	SLM Corp.	46,076	628
[1]	Jackson Financial Inc. Class A	15,903	608
[1]	Brightsphere Investment Group Inc.	27,534	534
*,1	Cannae Holdings Inc.	25,491	475
*	International Money Express Inc.	27,774	470
	Veritex Holdings Inc.	22,956	412
*,1	LendingClub Corp.	52,064	318
			71,525
Health Care (9.1%)
*,1	Veradigm Inc.	300,611	3,950
*,1	Tenet Healthcare Corp.	51,576	3,398
*	Centene Corp.	39,737	2,737
*,1,2	Novavax Inc.	374,308	2,710
*,1	Nevro Corp.	124,744	2,398
*,1	Alkermes plc	69,807	1,955
*,1	Pediatrix Medical Group Inc.	153,421	1,950
*	Align Technology Inc.	6,273	1,915
*,1	Health Catalyst Inc.	181,648	1,838
*,1	ACADIA Pharmaceuticals Inc.	87,414	1,822
*,1	PetIQ Inc.	88,351	1,740
*	Vir Biotechnology Inc.	180,409	1,690
*	Inspire Medical Systems Inc.	7,835	1,555
*,1	Teladoc Health Inc.	71,021	1,320
*	Ionis Pharmaceuticals Inc.	25,469	1,155
*	Option Care Health Inc.	32,580	1,054
*	Coherus Biosciences Inc.	277,976	1,040
*,1	Veeva Systems Inc. Class A	4,476	911
*	Inmode Ltd.	29,558	900
	Gilead Sciences Inc.	10,979	823
*	Amneal Pharmaceuticals Inc.	185,471	783
*,1	Agenus Inc.	671,505	759
*,1	Lantheus Holdings Inc.	10,765	748
*,1	Deciphera Pharmaceuticals Inc.	54,444	692
*	Ultragenyx Pharmaceutical Inc.	18,460	658
	Agilent Technologies Inc.	5,778	646
*,1	Medpace Holdings Inc.	2,300	557
	Pfizer Inc.	15,397	511
	HCA Healthcare Inc.	2,023	498
*	Twist Bioscience Corp.	24,382	494
*	Incyte Corp.	8,273	478
*	Arrowhead Pharmaceuticals Inc.	17,680	475
*	Evolus Inc.	51,440	470
*	ANI Pharmaceuticals Inc.	8,096	470
*	Phreesia Inc.	23,038	430
*	REGENXBIO Inc.	25,441	419
*	CareDx Inc.	54,657	383
	Embecta Corp.	25,467	383
*	Altimmune Inc.	120,703	314
*,1	Sangamo Therapeutics Inc.	376,349	226
*	Nektar Therapeutics	261,128	155

		Shares	Market Value ($000)
*,1	FibroGen Inc.	36,712	32
			47,442
Industrials (19.0%)
	Applied Industrial Technologies Inc.	27,125	4,194
[1]	Acuity Brands Inc.	24,536	4,179
[1]	United Rentals Inc.	8,901	3,957
*,1	Atkore Inc.	25,294	3,774
	Watts Water Technologies Inc. Class A	21,378	3,695
*	Builders FirstSource Inc.	29,233	3,639
[1]	Delta Air Lines Inc.	97,483	3,607
	Masco Corp.	67,047	3,584
*,1	United Airlines Holdings Inc.	84,043	3,555
*,1	GMS Inc.	54,968	3,516
*	Beacon Roofing Supply Inc.	45,328	3,498
[1]	Griffon Corp.	87,615	3,476
*,1	JELD-WEN Holding Inc.	257,297	3,437
*,1	American Airlines Group Inc.	265,540	3,402
	Herc Holdings Inc.	27,590	3,282
	AGCO Corp.	25,235	2,985
*,1	MRC Global Inc.	288,288	2,955
[1]	Allison Transmission Holdings Inc.	49,336	2,914
	Cintas Corp.	5,912	2,844
[1]	H&E Equipment Services Inc.	64,272	2,776
*,1	SkyWest Inc.	63,715	2,672
[1]	UFP Industries Inc.	24,829	2,542
*,1	NOW Inc.	190,091	2,256
*,1	Janus International Group Inc.	201,760	2,159
*,1	Masterbrand Inc.	175,077	2,127
*	American Woodmark Corp.	23,815	1,801
[1]	Ryder System Inc.	15,067	1,611
*	Legalzoom.com Inc.	143,558	1,570
*,1	Upwork Inc.	134,922	1,533
	Republic Services Inc.	9,942	1,417
[1]	Terex Corp.	23,789	1,371
*,1	JetBlue Airways Corp.	263,563	1,212
	Vertiv Holdings Co.	29,527	1,098
*	Clean Harbors Inc.	5,169	865
*	Huron Consulting Group Inc.	8,280	862
	Caterpillar Inc.	2,831	773
[1]	Kforce Inc.	12,852	767
*,1	Conduent Inc.	154,895	539
	AMETEK Inc.	3,635	537
[1]	ManpowerGroup Inc.	7,132	523
*	Copart Inc.	11,194	482
*	Paylocity Holding Corp.	2,493	453
	Heidrick & Struggles International Inc.	10,156	254
			98,693
Information Technology (12.9%)
*,1	Wix.com Ltd.	44,638	4,098
	Lam Research Corp.	6,141	3,849
*,1	Rapid7 Inc.	83,836	3,838
*,1	DocuSign Inc.	87,340	3,668
*,1	Maxeon Solar Technologies Ltd.	296,672	3,438
*,1	CommScope Holding Co. Inc.	1,004,363	3,375
*,1	Everbridge Inc.	131,988	2,959
*,1	ACM Research Inc. Class A	151,322	2,740
*,1	Nutanix Inc. Class A	78,096	2,724

		Shares	Market Value ($000)
*	SMART Global Holdings Inc.	108,985	2,654
*,1	Arrow Electronics Inc.	20,399	2,555
[1]	Xerox Holdings Corp.	159,983	2,510
*,1	BigCommerce Holdings Inc. Series 1	245,513	2,423
*,1	Yext Inc.	324,525	2,054
*	CommVault Systems Inc.	28,524	1,929
*,1	TTM Technologies Inc.	144,636	1,863
	Sapiens International Corp. NV	62,271	1,770
	Microsoft Corp.	5,565	1,757
	Applied Materials Inc.	12,548	1,737
[1]	HP Inc.	67,443	1,733
*,1	RingCentral Inc. Class A	54,356	1,611
*,1	Domo Inc. Class B	153,211	1,503
*	MaxLinear Inc.	66,791	1,486
*	Synaptics Inc.	14,915	1,334
*,1	Pure Storage Inc. Class A	31,797	1,133
*	Blackline Inc.	19,645	1,090
*,1	Kyndryl Holdings Inc.	65,962	996
*	Zuora Inc. Class A	117,112	965
*	Teradata Corp.	21,112	950
*	LiveRamp Holdings Inc.	30,679	885
*	Infinera Corp.	201,133	841
*	Twilio Inc. Class A	9,962	583
			67,051
Materials (6.1%)
	Steel Dynamics Inc.	36,454	3,909
[1]	Warrior Met Coal Inc.	72,821	3,720
[1]	Ryerson Holding Corp.	125,488	3,650
	Eagle Materials Inc.	21,151	3,522
*,1	Constellium SE	179,932	3,275
[1]	AdvanSix Inc.	101,462	3,153
	Commercial Metals Co.	63,336	3,129
[1]	Chemours Co.	48,479	1,360
*,1	Ecovyst Inc.	107,055	1,053
	Nucor Corp.	6,566	1,027
[1]	Reliance Steel & Aluminum Co.	3,654	958
	United States Steel Corp.	28,936	940
*	Cleveland-Cliffs Inc.	35,805	560
	Carpenter Technology Corp.	8,170	549
	Orion SA	22,463	478
*	Century Aluminum Co.	52,244	376
			31,659
Real Estate (7.9%)
[1]	Apple Hospitality REIT Inc.	264,498	4,058
[1]	DiamondRock Hospitality Co.	469,379	3,769
[1]	Cousins Properties Inc.	181,630	3,700
[1]	Park Hotels & Resorts Inc.	293,348	3,614
[1]	American Assets Trust Inc.	178,811	3,478
[1]	RLJ Lodging Trust	351,280	3,439
[1]	Host Hotels & Resorts Inc.	200,083	3,215
[1]	Highwoods Properties Inc.	149,683	3,085
[1]	Gaming and Leisure Properties Inc.	66,721	3,039
[1]	Kilroy Realty Corp.	81,278	2,569
	Acadia Realty Trust	96,648	1,387
	NNN REIT Inc.	28,164	995
[1]	Xenia Hotels & Resorts Inc.	72,938	859
	Mid-America Apartment Communities Inc.	6,303	811

		Shares	Market Value ($000)
	EPR Properties	18,569	771
*	Zillow Group Inc. Class C	15,568	719
	Brixmor Property Group Inc.	31,689	659
[1]	Brandywine Realty Trust	131,271	596
[1]	Retail Opportunity Investments Corp.	37,075	459
			41,222
Utilities (3.3%)
[1]	Vistra Corp.	127,004	4,214
[1]	National Fuel Gas Co.	74,287	3,856
[1]	Evergy Inc.	62,095	3,148
	Black Hills Corp.	54,140	2,739
[1]	AES Corp.	136,870	2,080
	New Jersey Resources Corp.	26,277	1,068
			17,105
Total Common Stocks—Long Positions (Cost $504,588)			505,206
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[3,4]	Vanguard Market Liquidity Fund, 5.391% (Cost $11,811)	118,125	11,812
Common Stocks Sold Short (-97.1%)
Communication Services (-3.7%)
*	Take-Two Interactive Software Inc.	(26,665)	(3,743)
	Paramount Global Class B	(287,132)	(3,704)
*	Sphere Entertainment Co.	(97,727)	(3,632)
*	Ziff Davis Inc.	(44,495)	(2,834)
*	Madison Square Garden Entertainment Corp.	(60,310)	(1,985)
*	Liberty Broadband Corp. Class C	(18,231)	(1,665)
*	DISH Network Corp. Class A	(119,707)	(701)
*	Frontier Communications Parent Inc.	(36,223)	(567)
*	Roblox Corp. Class A	(11,920)	(345)
			(19,176)
Consumer Discretionary (-11.1%)
*	Mattel Inc.	(177,847)	(3,918)
*	Leslie's Inc.	(689,226)	(3,901)
*	Bowlero Corp.	(393,896)	(3,789)
	Strategic Education Inc.	(50,171)	(3,775)
*	Sabre Corp.	(788,867)	(3,542)
	Service Corp. International	(59,609)	(3,406)
	Churchill Downs Inc.	(28,770)	(3,339)
	Krispy Kreme Inc.	(256,458)	(3,198)
*	Topgolf Callaway Brands Corp.	(230,804)	(3,194)
*	LGI Homes Inc.	(29,415)	(2,927)
	Newell Brands Inc.	(287,746)	(2,598)
*	Mister Car Wash Inc.	(420,919)	(2,319)
*	Sonos Inc.	(175,319)	(2,264)
*	Sweetgreen Inc. Class A	(181,102)	(2,128)
	Choice Hotels International Inc.	(17,175)	(2,104)
*	DoorDash Inc. Class A	(19,847)	(1,577)
	Hanesbrands Inc.	(380,269)	(1,506)
	Acushnet Holdings Corp.	(27,306)	(1,448)
*	Carnival Corp.	(89,676)	(1,230)
*	Lucid Group Inc.	(214,934)	(1,202)
*	Xponential Fitness Inc. Class A	(76,365)	(1,184)
	Monro Inc.	(24,262)	(674)
*	Under Armour Inc. Class A	(92,643)	(635)
*	Figs Inc. Class A	(100,726)	(594)

		Shares	Market Value ($000)
*	Kura Sushi USA Inc. Class A	(7,912)	(523)
	Columbia Sportswear Co.	(6,543)	(485)
			(57,460)
Consumer Staples (-4.5%)
*	Grocery Outlet Holding Corp.	(123,897)	(3,574)
	Dollar General Corp.	(32,232)	(3,410)
*	BJ's Wholesale Club Holdings Inc.	(39,452)	(2,816)
	J & J Snack Foods Corp.	(14,649)	(2,397)
*	Celsius Holdings Inc.	(10,642)	(1,826)
	MGP Ingredients Inc.	(16,994)	(1,793)
	Reynolds Consumer Products Inc.	(58,197)	(1,492)
*	Chefs' Warehouse Inc.	(68,097)	(1,442)
	Utz Brands Inc.	(104,595)	(1,405)
	Hormel Foods Corp.	(29,721)	(1,130)
*	National Beverage Corp.	(20,366)	(958)
	Brown-Forman Corp. Class B	(12,828)	(740)
	Walgreens Boots Alliance Inc.	(27,300)	(607)
			(23,590)
Energy (-6.3%)
	Kinetik Holdings Inc.	(111,403)	(3,760)
	Chesapeake Energy Corp.	(42,319)	(3,649)
*	NextDecade Corp.	(681,508)	(3,489)
*	Green Plains Inc.	(108,104)	(3,254)
*	CNX Resources Corp.	(142,748)	(3,223)
	Sitio Royalties Corp. Class A	(110,319)	(2,671)
	Comstock Resources Inc.	(226,559)	(2,499)
	Northern Oil and Gas Inc.	(53,744)	(2,162)
	Noble Corp. plc	(38,045)	(1,927)
	Kinder Morgan Inc.	(94,278)	(1,563)
	EQT Corp.	(31,576)	(1,281)
*	Uranium Energy Corp.	(214,427)	(1,104)
*	Tellurian Inc.	(561,634)	(652)
*	Dril-Quip Inc.	(20,679)	(583)
*	Borr Drilling Ltd.	(67,899)	(482)
	Enviva Inc.	(51,621)	(386)
			(32,685)
Financials (-13.7%)
*	Ryan Specialty Holdings Inc.	(85,797)	(4,153)
	First Interstate BancSystem Inc. Class A	(149,068)	(3,718)
	Glacier Bancorp Inc.	(128,330)	(3,657)
	ServisFirst Bancshares Inc.	(69,513)	(3,626)
	Bread Financial Holdings Inc.	(105,955)	(3,624)
	Bank of Hawaii Corp.	(72,246)	(3,590)
	Moelis & Co. Class A	(78,974)	(3,564)
	Kemper Corp.	(82,809)	(3,480)
	Interactive Brokers Group Inc. Class A	(39,724)	(3,438)
	TFS Financial Corp.	(288,123)	(3,406)
	CVB Financial Corp.	(197,030)	(3,265)
	Morningstar Inc.	(13,545)	(3,173)
*	BRP Group Inc. Class A	(124,270)	(2,887)
*	Toast Inc. Class A	(142,875)	(2,676)
	PJT Partners Inc. Class A	(32,605)	(2,590)
	Arthur J Gallagher & Co.	(10,665)	(2,431)
	Lakeland Financial Corp.	(46,346)	(2,200)
*	Encore Capital Group Inc.	(35,918)	(1,715)
*	PRA Group Inc.	(75,709)	(1,454)
	First Financial Bankshares Inc.	(55,523)	(1,395)

		Shares	Market Value ($000)
	First Horizon National Corp.	(103,624)	(1,142)
	Progressive Corp.	(7,257)	(1,011)
	Allstate Corp.	(8,733)	(973)
*	I3 Verticals Inc. Class A	(44,235)	(935)
	Mercury General Corp.	(31,176)	(874)
	White Mountains Insurance Group Ltd.	(554)	(829)
	Live Oak Bancshares Inc.	(27,535)	(797)
*	Trupanion Inc.	(28,264)	(797)
*	Credit Acceptance Corp.	(1,507)	(693)
	Jack Henry & Associates Inc.	(4,189)	(633)
	T Rowe Price Group Inc.	(4,561)	(478)
	XP Inc. Class A	(20,198)	(466)
	Independent Bank Group Inc.	(11,670)	(461)
	United Community Banks Inc.	(16,661)	(423)
	FB Financial Corp.	(13,350)	(379)
			(70,933)
Health Care (-9.3%)
*	Alphatec Holdings Inc.	(284,846)	(3,695)
*	agilon health Inc.	(199,682)	(3,546)
*	Neogen Corp.	(181,565)	(3,366)
*	Axsome Therapeutics Inc.	(46,684)	(3,263)
*	R1 RCM Inc.	(215,978)	(3,255)
*	PROCEPT BioRobotics Corp.	(96,173)	(3,155)
*	SpringWorks Therapeutics Inc.	(95,195)	(2,201)
*	QuidelOrtho Corp.	(27,611)	(2,017)
*	ICU Medical Inc.	(16,681)	(1,985)
*	Cerevel Therapeutics Holdings Inc.	(83,314)	(1,819)
*	Repligen Corp.	(11,406)	(1,814)
*	Recursion Pharmaceuticals Inc. Class A	(230,748)	(1,765)
*	OPKO Health Inc.	(1,058,797)	(1,694)
*	Halozyme Therapeutics Inc.	(43,284)	(1,653)
*	Arcellx Inc.	(43,106)	(1,547)
*	Harrow Inc.	(104,917)	(1,508)
*	TransMedics Group Inc.	(24,490)	(1,341)
*	Roivant Sciences Ltd.	(111,646)	(1,304)
*	TG Therapeutics Inc.	(150,052)	(1,254)
	Mesa Laboratories Inc.	(10,146)	(1,066)
*	Nuvalent Inc. Class A	(21,521)	(989)
*	Enhabit Inc.	(75,105)	(845)
*	Novocure Ltd.	(43,673)	(705)
*	Innoviva Inc.	(36,014)	(468)
*	Biomea Fusion Inc.	(33,251)	(458)
*	Guardant Health Inc.	(15,016)	(445)
*	Avid Bioservices Inc.	(43,312)	(409)
*	Cutera Inc.	(50,066)	(301)
*	Cano Health Inc.	(678,643)	(172)
			(48,040)
Industrials (-18.8%)
*	Chart Industries Inc.	(24,747)	(4,185)
*	Spirit AeroSystems Holdings Inc. Class A	(233,991)	(3,777)
*	FTI Consulting Inc.	(21,054)	(3,756)
	Quanta Services Inc.	(19,661)	(3,678)
	RB Global Inc.	(58,501)	(3,656)
*	Leonardo DRS Inc.	(216,784)	(3,620)
*	Joby Aviation Inc.	(560,329)	(3,614)
	HEICO Corp.	(22,128)	(3,583)
*	Bloom Energy Corp. Class A	(270,144)	(3,582)

		Shares	Market Value ($000)
*	MasTec Inc.	(49,598)	(3,570)
	Stanley Black & Decker Inc.	(41,555)	(3,473)
*	SunPower Corp.	(555,394)	(3,427)
*	Mercury Systems Inc.	(91,427)	(3,391)
*	AerSale Corp.	(227,001)	(3,391)
*	Hayward Holdings Inc.	(214,743)	(3,028)
*	Ameresco Inc. Class A	(76,084)	(2,934)
	Northrop Grumman Corp.	(6,467)	(2,847)
	CH Robinson Worldwide Inc.	(30,431)	(2,621)
	Equifax Inc.	(14,108)	(2,584)
*	Construction Partners Inc. Class A	(68,674)	(2,511)
*	U-Haul Holding Co.	(41,130)	(2,244)
*	SiteOne Landscape Supply Inc.	(12,490)	(2,042)
	Granite Construction Inc.	(53,042)	(2,017)
	Landstar System Inc.	(11,168)	(1,976)
	FTAI Aviation Ltd.	(55,398)	(1,969)
	Zurn Elkay Water Solutions Corp.	(65,055)	(1,823)
*	RBC Bearings Inc.	(7,360)	(1,723)
*	AeroVironment Inc.	(15,268)	(1,703)
*	Fluence Energy Inc.	(72,513)	(1,667)
*	XPO Inc.	(19,401)	(1,448)
*	Rocket Lab USA Inc.	(309,839)	(1,357)
*	Frontier Group Holdings Inc.	(270,828)	(1,311)
	Heartland Express Inc.	(82,763)	(1,216)
*	Parsons Corp.	(18,328)	(996)
*	GXO Logistics Inc.	(12,778)	(749)
*	Shoals Technologies Group Inc. Class A	(40,355)	(737)
	ICF International Inc.	(6,068)	(733)
	TransUnion	(10,055)	(722)
	United Parcel Service Inc. Class B	(4,538)	(707)
*	3D Systems Corp.	(142,962)	(702)
*	ACV Auctions Inc. Class A	(44,504)	(676)
*	Fluor Corp.	(16,910)	(621)
	BWX Technologies Inc.	(6,750)	(506)
*	Saia Inc.	(1,244)	(496)
*	OPENLANE Inc.	(31,959)	(477)
			(97,846)
Information Technology (-13.5%)
*	Aspen Technology Inc.	(20,573)	(4,202)
*	nCino Inc.	(126,849)	(4,034)
	Ubiquiti Inc.	(25,741)	(3,740)
*	Wolfspeed Inc.	(96,547)	(3,678)
	Gen Digital Inc.	(189,620)	(3,353)
*	Jamf Holding Corp.	(188,572)	(3,330)
*	Lumentum Holdings Inc.	(71,986)	(3,252)
*	Mirion Technologies Inc.	(405,543)	(3,029)
	Power Integrations Inc.	(38,329)	(2,925)
*	Envestnet Inc.	(65,030)	(2,863)
*	PowerSchool Holdings Inc. Class A	(119,197)	(2,701)
*	Unity Software Inc.	(76,106)	(2,389)
	Adeia Inc.	(223,132)	(2,383)
*	Enphase Energy Inc.	(19,313)	(2,320)
*	Riot Blockchain Inc.	(246,075)	(2,296)
*	MACOM Technology Solutions Holdings Inc.	(25,695)	(2,096)
*	First Solar Inc.	(12,060)	(1,949)
*	MicroStrategy Inc. Class A	(5,434)	(1,784)
*	Globant SA	(8,709)	(1,723)
*	DoubleVerify Holdings Inc.	(59,481)	(1,663)

		Shares	Market Value ($000)
*	Aehr Test Systems	(34,914)	(1,596)
	Bentley Systems Inc. Class B	(30,327)	(1,521)
*	IonQ Inc.	(100,737)	(1,499)
	Teradyne Inc.	(12,727)	(1,279)
*	MeridianLink Inc.	(67,073)	(1,144)
*	Allegro MicroSystems Inc.	(27,711)	(885)
*	Confluent Inc. Class A	(26,909)	(797)
*	PAR Technology Corp.	(20,138)	(776)
*	CCC Intelligent Solutions Holdings Inc.	(57,668)	(770)
*	indie Semiconductor Inc. Class A	(110,190)	(694)
	Universal Display Corp.	(4,031)	(633)
*	Coherent Corp.	(17,372)	(567)
	Cognex Corp.	(12,784)	(543)
*	BILL Holdings Inc.	(5,004)	(543)
*	Clearfield Inc.	(15,759)	(452)
*	Cleanspark Inc.	(110,271)	(420)
*	Digi International Inc.	(14,989)	(405)
			(70,234)
Materials (-5.5%)
	SSR Mining Inc.	(284,084)	(3,775)
	Celanese Corp.	(27,823)	(3,492)
	Mativ Holdings Inc.	(226,201)	(3,226)
*	MP Materials Corp.	(143,889)	(2,748)
	Hecla Mining Co.	(688,182)	(2,691)
	Royal Gold Inc.	(23,503)	(2,499)
*	Novagold Resources Inc.	(600,144)	(2,305)
*	PureCycle Technologies Inc.	(323,170)	(1,813)
	Ball Corp.	(34,148)	(1,700)
	Westlake Corp.	(13,301)	(1,658)
	DuPont de Nemours Inc.	(15,418)	(1,150)
*	Piedmont Lithium Inc.	(23,095)	(917)
	Kaiser Aluminum Corp.	(8,438)	(635)
			(28,609)
Real Estate (-7.8%)
	Omega Healthcare Investors Inc.	(122,020)	(4,046)
	Safehold Inc.	(208,316)	(3,708)
	Rexford Industrial Realty Inc.	(72,122)	(3,559)
	National Health Investors Inc.	(62,623)	(3,216)
	Uniti Group Inc.	(661,118)	(3,120)
	Easterly Government Properties Inc.	(270,388)	(3,091)
	Healthcare Realty Trust Inc.	(198,866)	(3,037)
	Farmland Partners Inc.	(275,848)	(2,830)
	American Tower Corp.	(17,130)	(2,817)
	Terreno Realty Corp.	(45,407)	(2,579)
	Pebblebrook Hotel Trust	(133,730)	(1,817)
*	Apartment Investment and Management Co. Class A	(255,754)	(1,739)
	NETSTREIT Corp.	(107,027)	(1,668)
	Douglas Emmett Inc.	(110,868)	(1,415)
	SBA Communications Corp.	(4,329)	(867)
	Digitalbridge Group Inc.	(44,491)	(782)
	Elme Communities	(33,947)	(463)
			(40,754)
Utilities (-2.9%)
	Southwest Gas Holdings Inc.	(60,412)	(3,650)
	Spire Inc.	(49,063)	(2,776)
	Brookfield Renewable Corp. Class A	(88,068)	(2,108)
	American Water Works Co. Inc.	(14,771)	(1,829)

		Shares	Market Value ($000)
	Ormat Technologies Inc. (XNYS)	(20,177)	(1,411)
*	Altus Power Inc.	(241,890)	(1,270)
*	Sunnova Energy International Inc.	(84,165)	(881)
	Constellation Energy Corp.	(4,491)	(490)
	Middlesex Water Co.	(6,685)	(443)
	Avangrid Inc.	(14,357)	(433)
			(15,291)
Total Common Stocks Sold Short (Proceeds $543,912)			(504,618)
Other Assets and Other Liabilities—Net (97.6%)			507,030
Net Assets (100%)			519,430
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $287,468,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $578,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $639,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2023, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.